COMMITMENTS AND CONTINGENT LIABILITIES (Details) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Loss Contingencies [Line Items]
Contingent liabilities (Note 30b)	2,907	2,535	2,440
Lawsuits Related To Civil Labor Tax and Social Security [Member]
Loss Contingencies [Line Items]
Opening balance (Note 18)	7,651	5,219
Balance arising from business combinations	0	2,989
Reclassification	0	111
Contingencies guaranteed by indemnity clauses (Note 2u)	(707)	(692)
Subtotal	6,944	7,627
Contingent liabilities (Note 30b)	2,907	2,535
Interest and monetary correction	324	433
Increase	3,579	2,505
Reversal	(996)	(403)
Payments	(1,675)	(3,218)
Subtotal	8,176	6,944
Contingencies guaranteed by indemnity clauses (Note 2u)	1,466	707
Closing balance (Note 18)	9,642	7,651
Escrow deposits	4,076	3,219